Acquisitions of Sagtec Group SDN. BHD. (Tables)	6 Months Ended
Jun. 30, 2025
Acquisitions of Sagtec Group SDN. BHD. [Abstract]
Schedule of the Company Accounted the Transaction	The Company accounted the transaction as followings:
	RM	Convenience Translation USD
Cash consideration	457	100
Book value of 98.04% of Share Capital of Sagtec Group Sdn. Bhd.	(1,017,702)	(241,571)
Bargain purchase accounted as merger reserve in equity	1,017,245	241,471